Revolving Credit Facility (Details) - USD ($) $ in Thousands	3 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2020	Sep. 28, 2017
Line of Credit Facility [Line Items]
Amortization of debt issuance costs	$ 155	$ 153
Outstanding borrowings	97,500		$ 101,000
Line of Credit | Revolving Credit Facility
Line of Credit Facility [Line Items]
Borrowing base	135,000			$ 25,000
Maximum facility amount				$ 500,000
Total commitments	132,500
Interest expense and unused commitment fees	1,100	1,200
Amortization of debt issuance costs	$ 155	$ 153
Weighted average interest rate	3.16%		4.09%
Available under the credit facility	$ 35,000		$ 34,000